SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details)	12 Months Ended
	Dec. 31, 2022 ₪ / shares $ / shares shares	Dec. 31, 2021 ₪ / shares $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 01, 2022 $ / shares shares	Nov. 08, 2022 ₪ / shares shares	May 22, 2022 $ / shares shares	May 01, 2022 $ / shares shares	Mar. 22, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 30, 2021 shares	Jul. 25, 2021 $ / shares shares	Mar. 30, 2021 $ / shares shares	Oct. 15, 2020 $ / shares shares	Jun. 28, 2012 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares	₪ 0.9	₪ 0.9
Number of options
Options, beginning	720,000	621,460	571,460
Options, Granted	170,000	220,000	50,000
Options, Forfeited	(178,150)	(121,460)	0
Options, Exercised	(36,850)	0	0
Options, ending	675,000	720,000	621,460
Exercisable at end of year			381,629	412,813						379,375
Weighted average exercise price
Options, beginning | $ / shares	₪ 6.8	₪ 7.26	$ 7.53
Options, Granted | $ / shares	6.56	6.45	4.58
Options, Forfeited | $ / shares	5.63	8.9	0
Options, Exercised | $ / shares	5.25	0	0
Options, ending | $ / shares	7.17	6.8	7.26
Exercisable at end of year | $ / shares			7.91	$ 7.54						$ 7.44
Weighted-average grant-date fair value of options granted | $ / shares	₪ 2.33	₪ 1.92	$ 1.41
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan				675,000	50,000	550,000	50,000	20,000	50,000		100,000	20,000	25,000	50,000	980,000
Number of shares approved allocated to grantees	1,530,000
Vesting period for plan	4 years
Ordinary shares, par value per share | ₪ / shares						₪ 0.9									₪ 0.9
Exercise price | $ / shares				$ 7.17	$ 6.42		$ 6.56	$ 6.42	$ 6.59			$ 6.41	$ 5.91	$ 4.58
Dividend yield	0.00%	0.00%	0.00%
Weighted average exercise price
Aggregate intrinsic value | $			$ 0	$ 0						$ 0
Unrecognized compensation cost related to non-vested stock options | $				$ 365,000
Unrecognized compensation weighted average period of recognition, years	3 years 7 months 20 days
2012 Plan [Member] | Tel Aviv Stock Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved allocated to grantees	1,335,132
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	54.80%	45.60%	44.70%
Expected option life (in years)	1 year	3 years 6 months	3 years 6 months
Risk free interest rate	0.63%	0.10%	0.12%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	48.40%	52.00%	43.50%
Expected option life (in years)	5 years	5 years	5 years
Risk free interest rate	4.04%	0.64%	0.25%
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years
Vesting percentage	75.00%
2012 Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan													25,000
Exercise price | $ / shares													$ 5.91
2012 Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan													25,000
Exercise price | $ / shares													$ 5.91
2012 Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan													25,000
Exercise price | $ / shares													$ 5.91